Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use of leased assets:
Balance, beginning of period	SFr 3,508	SFr 2,808
Additions and remeasurements	2,606	1,243
Depreciation	(677)	(543)
Balance, end of period	SFr 5,437	SFr 3,508
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.50%	3.50%
Right-of-use of leased assets:
Balance, beginning of period	SFr 3,446	SFr 2,708
Additions and remeasurements	2,516	1,243
Depreciation	(642)	(505)
Balance, end of period	SFr 5,320	SFr 3,446
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	3.30%	5.30%
Right-of-use of leased assets:
Balance, beginning of period	SFr 50	SFr 74
Additions and remeasurements	64	0
Depreciation	(23)	(24)
Balance, end of period	SFr 91	SFr 50
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	7.20%	2.60%
Right-of-use of leased assets:
Balance, beginning of period	SFr 12	SFr 26
Additions and remeasurements	26	0
Depreciation	(12)	(14)
Balance, end of period	SFr 26	SFr 12